BALANCE SHEET DETAILS - Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment
Total	$ 30,650	$ 35,362
Less: accumulated depreciation	(29,392)	(33,648)
Total Property, plant and equipment, net	1,258	1,714
Write off of fully depreciated property, plant and equipment	3,300	600	$ 19,600
Accumulated depreciation related to derecognized amount of property, plant and equipment	3,300	600	$ 19,600
Leasehold improvements
Property, Plant and Equipment
Total	1,893	1,768
Automobiles
Property, Plant and Equipment
Total	323	1,885
Computer and Software
Property, Plant and Equipment
Total	4,878	6,028
Equipment and Furniture
Property, Plant and Equipment
Total	$ 23,556	$ 25,681